Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	September 30, 2023	December 31, 2022
Accrued marketing expense	$44,709	$26,873
Accrued taxes	938	542
Accrued customer credits	63,754	88,167
Accrued future customer compensation	46,263	30,181
Accrued contingencies	—	5,898
Accrued payroll	13,363	10,660
Other current liabilities	28,220	19,649

Total accrued expenses and other current liabilities	$197,247	$181,970

Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities at December 31, 2022 and 2021 consist of the following (in thousands):

	2022	2021
Accrued marketing expense	$26,873	$27,304
Accrued taxes	542	9,332
Accrued customer credits	88,167	119,355
Accrued future customer compensation	30,181	73,959
Accrued contingencies	5,898	12,686
Accrued payroll	10,660	9,286
Other current liabilities	19,649	29,234

Total accrued expenses and other current liabilities	$181,970	$281,156